Taxation (Details 5) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Operating Loss Carryforwards [Line Items]
Total	¥ 11,551,510
Loss expiring in 2019
Operating Loss Carryforwards [Line Items]
Total	4
Loss expiring in 2020
Operating Loss Carryforwards [Line Items]
Total	186,827
Loss expiring in 2021
Operating Loss Carryforwards [Line Items]
Total	1,335,168
Loss expiring in 2022
Operating Loss Carryforwards [Line Items]
Total	3,098,425
Loss expiring in 2023
Operating Loss Carryforwards [Line Items]
Total	¥ 6,931,086